Financial Instruments - Summary of Activity in Cash Flow Hedging Reserve within Equity Related to all Derivative Instruments Classified as Cash Flow Hedges (Detail) - INR (₨) ₨ in Millions		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about hedges [abstract]
Balance as at the beginning of the year		₨ 1,943	₨ 2,182
Changes in fair value of effective portion of derivatives		(4,839)	3,943
Net gain/(loss) reclassified to statement of income on occurrence of hedged transactions	[1]	1,134	(4,182)
Gain/(loss) on cash flow hedging derivatives, net		(3,705)	(239)
Balance as at the end of the year		(1,762)	1,943
Deferred tax thereon		359	(466)
Balance as at the end of the year, net of deferred tax		₨ (1,403)	₨ 1,477

[1]	Includes net (gain)/loss reclassified to revenue of ₹ (4,979) and ₹ 2,471 for the years ended March 31, 2022 and 2023, respectively and net (gain)/loss reclassified to cost of revenues of ₹ 797 and ₹ (1,337) for the years ended March 31, 2022 and 2023, respectively.